Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock (Detail)		12 Months Ended
		Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / USD $ / shares
Restricted Stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year | shares		6,633,364	6,669,790	5,762,338
Granted during the period/year | shares		267,033	519,025	940,215
Cancelled during the year	[1]	(704,741)	(555,451)	(32,763)
At the end of the period/year | shares		6,195,656	6,633,364	6,669,790
Outstanding as of beginning of period/year		$ 6.18	$ 4.89	$ 4.53
Granted during the period/year		32.17	17.83	7.05
Cancelled during the year	[1]	5.96	2.13	2.95
At the end of the period/year		$ 7.33	$ 6.18	$ 4.89
Performance Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year | shares		5,123,346	3,705,757	0
Granted during the period/year | shares		422,941	1,417,589	3,705,757
Cancelled during the year | shares	[2]	(21,277)	0	0
At the end of the period/year | shares		5,525,010	5,123,346	3,705,757
Outstanding as of beginning of period/year		$ 10.03	$ 7.05	$ 0
Granted during the period/year		30	17.83	7.05
Cancelled during the year	[2]	7.05	0	0
At the end of the period/year		$ 11.57	$ 10.03	$ 7.05

[1]	Related to restricted stock annulled or cancelled for the year, which has no relation with the restricted stock vested.
[2]	Related to performance restricted stock annulled or cancelled for the year, which has no relation with the performance restricted stock vested.